Net Chargeoffs (Recoveries) Segregated by Class of Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	$ 2,458,828	$ 1,080,878	$ 1,272,940
Real Estate Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	359,371	665,725	1,160,969
Real Estate Loans | Land Development and Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	241,853	(15,787)	87,917
Real Estate Loans | Farmland
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	52,731	14,915	(2,386)
Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	22,205	152,756	220,591
Real Estate Loans | Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	42,582	513,841	854,847
Business Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	2,038,953	349,040	2,500
Business Loans | Commercial and Industrial Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	2,038,953	350,740	(936)
Business Loans | Farm Production and other Farm Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)		(1,700)	3,436
Consumer Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	60,504	66,113	109,471
Consumer Loans | Credit Cards
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	11,482	17,726	9,441
Consumer Loans | Other Consumer Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net chargeoffs (recoveries)	$ 49,022	$ 48,387	$ 100,030